UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 67.4%
Industrial - 60.9%
Basic - 5.9%
AK Steel Corp.
8.75%, 12/01/18 (a)	U.S.$	113	$118,933
Aleris International, Inc.
7.625%, 2/15/18		350	364,000
ArcelorMittal
5.00%, 2/25/17		135	136,688
Ashland, Inc.
3.875%, 4/15/18 (a)		430	425,700
Boise Paper Holdings LLC/Boise Finance Co.
9.00%, 11/01/17		650	685,750
Commercial Metals Co.
6.50%, 7/15/17		299	316,940
7.35%, 8/15/18		68	72,930
Consol Energy, Inc.
8.00%, 4/01/17		345	363,113
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)		139	133,440
GrafTech International Ltd.
6.375%, 11/15/20 (a)		776	781,820
Huntsman International LLC
8.625%, 3/15/20		150	163,125
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		155	151,513
NOVA Chemicals Corp.
8.625%, 11/01/19		614	673,097
Novelis, Inc./GA
8.375%, 12/15/17		270	286,200
8.75%, 12/15/20		300	321,750
Peabody Energy Corp.
7.375%, 11/01/16		240	266,400
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20 (a)		251	245,980
PH Glatfelter Co.
5.375%, 10/15/20		199	197,010
Rock Tenn Co.
4.45%, 3/01/19		885	937,004
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		370	371,850
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		530	534,310
SPCM SA
5.50%, 6/15/20 (a)	EUR	120	164,398
Steel Dynamics, Inc.
6.125%, 8/15/19 (a)	U.S.$	595	629,212
7.625%, 3/15/20		205	218,325
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV
5.75%, 2/01/21 (a)	EUR	285	370,970

			8,930,458

		Principal Amount (000)	U.S. $ Value
Capital Goods - 9.1%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21 (a)	U.S.$	169	166,043
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)		200	213,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
4.875%, 11/15/22 (a)		200	187,000
5.00%, 11/15/22 (a)	EUR	100	124,308
B/E Aerospace, Inc.
6.875%, 10/01/20	U.S.$	385	415,800
Bombardier, Inc.
4.25%, 1/15/16 (a)		800	818,000
Building Materials Corp. of America
6.875%, 8/15/18 (a)		330	348,150
Clean Harbors, Inc.
5.125%, 6/01/21		56	56,420
5.25%, 8/01/20		447	453,705
CNH Capital LLC
3.625%, 4/15/18 (a)		280	266,700
3.875%, 11/01/15		275	276,375
6.25%, 11/01/16		422	449,430
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 2/01/21		405	429,300
Franz Haniel & Cie GmbH
6.25%, 2/08/18	EUR	290	419,001
Graphic Packaging International, Inc.
7.875%, 10/01/18	U.S.$	175	189,000
Griffon Corp.
7.125%, 4/01/18		375	392,812
HD Supply, Inc.
8.125%, 4/15/19		553	605,535
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18		235	251,156
KM Germany Holdings GmbH
8.75%, 12/15/20 (a)	EUR	100	133,549
KUKA AG
8.75%, 11/15/17 (a)		125	181,791
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S.$	75	81,750
9.50%, 2/15/18		425	456,875
Owens-Brockway Glass Container, Inc.
7.375%, 5/15/16		260	289,900
Polymer Group, Inc.
7.75%, 2/01/19		790	821,600
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18		806	856,375
Rexel SA
5.125%, 6/15/20 (a)	EUR	439	569,996
5.25%, 6/15/20 (a)	U.S.$	321	320,198
6.125%, 12/15/19 (a)		215	219,300

		Principal Amount (000)	U.S. $ Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19	U.S.$	695	734,962
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		282	288,345
Sealed Air Corp.
8.125%, 9/15/19 (a)		460	512,900
Silgan Holdings, Inc.
5.00%, 4/01/20		89	88,110
SPX Corp.
6.875%, 9/01/17		550	594,000
7.625%, 12/15/14		185	196,100
Tomkins LLC/Tomkins, Inc.
9.00%, 10/01/18		179	195,110
United Rentals North America, Inc.
5.75%, 7/15/18		410	430,500
Vulcan Materials Co.
6.50%, 12/01/16		295	319,338
7.00%, 6/15/18		400	434,000

			13,786,934

Communications - Media - 6.4%
Allbritton Communications Co.
8.00%, 5/15/18		600	637,500
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	287	449,608
Cablevision Systems Corp.
7.75%, 4/15/18	U.S.$	75	80,625
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 1/15/19		490	519,400
7.25%, 10/30/17		400	424,500
Crown Media Holdings, Inc.
10.50%, 7/15/19		150	166,500
DigitalGlobe, Inc.
5.25%, 2/01/21 (a)		903	866,880
DISH DBS Corp.
4.625%, 7/15/17		95	95,475
6.625%, 10/01/14		90	93,825
7.125%, 2/01/16		100	108,250
Intelsat Jackson Holdings SA
7.25%, 10/15/20		405	425,250
Kabel Deutschland Holding AG
6.50%, 7/31/17 (a)	EUR	295	411,826
LIN Television Corp.
8.375%, 4/15/18	U.S.$	200	212,750
Lynx II Corp.
6.375%, 4/15/23 (a)		200	201,500
Mediacom LLC/Mediacom Capital Corp.
9.125%, 8/15/19		265	284,875
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/20 (a)		550	528,000
7.75%, 10/15/18		235	252,625
RR Donnelley & Sons Co.
7.25%, 5/15/18		275	284,625

		Principal Amount (000)	U.S. $ Value
Sinclair Television Group, Inc.
5.375%, 4/01/21	U.S.$	194	186,240
8.375%, 10/15/18		255	274,125
9.25%, 11/01/17 (a)		130	137,800
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		480	476,400
Telesat Canada/Telesat LLC
6.00%, 5/15/17 (a)		400	408,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 3/15/19 (a)		765	806,592
Univision Communications, Inc.
6.75%, 9/15/22 (a)		133	139,650
6.875%, 5/15/19 (a)		410	430,500
UPC Holding BV
9.875%, 4/15/18 (a)		100	108,500
Videotron Ltd.
6.375%, 12/15/15		273	276,071
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		150	163,125
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	185	257,059

			9,708,076

Communications - Telecommunications - 2.2%
CenturyLink, Inc. Series R
5.15%, 6/15/17	U.S.$	400	421,000
Cincinnati Bell, Inc.
8.25%, 10/15/17		100	104,250
8.375%, 10/15/20		103	105,833
Crown Castle International Corp.
7.125%, 11/01/19		330	352,275
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	134	172,677
MetroPCS Wireless, Inc.
6.25%, 4/01/21 (a)	U.S.$	230	234,025
7.875%, 9/01/18		98	104,370
Qwest Communications International, Inc.
7.125%, 4/01/18		105	108,937
SBA Communications Corp.
5.625%, 10/01/19 (a)		257	254,430
SBA Telecommunications, Inc.
5.75%, 7/15/20 (a)		291	291,727
Sprint Nextel Corp.
9.00%, 11/15/18 (a)		235	274,950
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	100	137,324
Sunrise Communications International SA
7.00%, 12/31/17 (a)		100	136,999
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	200	212,000
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		295	297,950

		Principal Amount (000)	U.S. $ Value
Windstream Corp.
8.125%, 9/01/18	U.S.$	150	159,750

			3,368,497

Consumer Cyclical - Automotive - 3.0%
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		775	819,562
Banque PSA Finance SA
4.375%, 4/04/16 (a)		160	159,200
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		150	150,188
Continental Rubber of America Corp.
4.50%, 9/15/19 (a)		365	375,950
Dana Holding Corp.
6.50%, 2/15/19		635	675,481
Delphi Corp.
5.875%, 5/15/19		309	328,313
General Motors Financial Co., Inc.
3.25%, 5/15/18 (a)		119	115,728
4.75%, 8/15/17 (a)		175	179,375
6.75%, 6/01/18		325	353,437
Schaeffler Finance BV
4.25%, 5/15/18 (a)	EUR	158	201,547
7.75%, 2/15/17 (a)	U.S.$	200	221,000
8.50%, 2/15/19 (a)		200	223,000
Tenneco, Inc.
6.875%, 12/15/20		145	155,150
Titan International, Inc.
7.875%, 10/01/17 (a)		608	638,400

			4,596,331

Consumer Cyclical - Entertainment - 1.3%
AMC Entertainment, Inc.
8.75%, 6/01/19		594	635,580
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		715	772,200
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)		514	547,410
Regal Entertainment Group
9.125%, 8/15/18		59	64,900

			2,020,090

Consumer Cyclical - Other - 3.7%
Beazer Homes USA, Inc.
6.625%, 4/15/18		508	539,115
Boardriders SA
8.875%, 12/15/17 (a)	EUR	165	211,551
Centex Corp.
6.50%, 5/01/16	U.S.$	230	256,450
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		250	263,750
DR Horton, Inc.
3.625%, 2/15/18		200	196,500

		Principal Amount (000)	U.S. $ Value
4.75%, 5/15/17	U.S.$	235	242,637
6.50%, 4/15/16		100	108,000
Hanesbrands, Inc.
8.00%, 12/15/16		712	756,500
Jones Group, Inc. (The)
5.125%, 11/15/14		240	248,400
Lennar Corp.
4.125%, 12/01/18 (a)		200	189,500
4.75%, 12/15/17		140	140,000
Series B
6.50%, 4/15/16		170	183,600
Levi Strauss & Co.
6.875%, 5/01/22		140	151,900
7.625%, 5/15/20		100	108,000
Royal Caribbean Cruises Ltd.
7.25%, 6/15/16		120	132,000
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		450	480,375
Toll Brothers Finance Corp.
5.15%, 5/15/15		150	156,000
Wolverine World Wide, Inc.
6.125%, 10/15/20 (a)		164	169,330
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		940	1,043,776

			5,577,384

Consumer Cyclical - Restaurants - 0.3%
Burger King Corp.
9.875%, 10/15/18		420	468,300
CKE Restaurants, Inc.
11.375%, 7/15/18		34	35,148

			503,448

Consumer Cyclical - Retailers - 3.4%
Brighthouse Group Ltd.
7.875%, 5/15/18 (a)	GBP	461	697,792
Cash America International, Inc.
5.75%, 5/15/18 (a)	U.S.$	998	953,090
L Brands, Inc.
6.90%, 7/15/17		400	445,000
Michaels Stores, Inc.
7.75%, 11/01/18		630	674,100
Rent-A-Center, Inc./TX
4.75%, 5/01/21 (a)		615	582,713
Rite Aid Corp.
8.00%, 8/15/20		775	858,313
Sally Holdings LLC/Sally Capital, Inc.
6.875%, 11/15/19		875	938,437

			5,149,445

Consumer Non - Cyclical - 11.6%
Agrokor DD
9.875%, 5/01/19 (a)	EUR	510	708,650

		Principal Amount (000)	U.S. $ Value
Air Medical Group Holdings, Inc.
9.25%, 11/01/18	U.S.$	589	634,647
ARAMARK Corp.
5.75%, 3/15/20 (a)		410	419,225
Boparan Finance PLC
9.75%, 4/30/18 (a)	EUR	135	190,659
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	395	609,787
Cerba European Lab SAS
7.00%, 2/01/20 (a)	EUR	575	739,093
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	U.S.$	49	52,124
Constellation Brands, Inc.
7.25%, 9/01/16-5/15/17		490	557,075
ConvaTec Healthcare E SA
7.375%, 12/15/17 (a)	EUR	535	734,683
Cott Beverages, Inc.
8.125%, 9/01/18	U.S.$	108	116,370
8.375%, 11/15/17		175	184,406
Dean Foods Co.
7.00%, 6/01/16		270	293,625
9.75%, 12/15/18		250	282,500
Endo Health Solutions, Inc.
7.00%, 7/15/19-12/15/20		340	342,338
Envision Healthcare Corp.
8.125%, 6/01/19		339	360,187
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.
9.875%, 2/01/20 (a)		230	247,825
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		987	937,650
Grifols, Inc.
8.25%, 2/01/18		745	800,875
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20 (a)		610	583,312
HCA, Inc.
7.875%, 2/15/20		625	673,047
Health Management Associates, Inc.
7.375%, 1/15/20		275	301,469
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	470	584,753
Hologic, Inc.
6.25%, 8/01/20	U.S.$	52	53,918
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		735	812,175
Jarden Corp.
7.50%, 5/01/17		310	339,838
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		188	202,100
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	130	199,701
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	215	294,211

		Principal Amount (000)	U.S. $ Value
Revlon Consumer Products Corp.
5.75%, 2/15/21 (a)	U.S.$	340	331,500
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (a)		22	23,045
Spectrum Brands, Inc.
6.75%, 3/15/20		125	131,719
9.50%, 6/15/18		785	859,575
Stater Bros Holdings, Inc.
7.375%, 11/15/18		165	174,488
Tenet Healthcare Corp.
4.75%, 6/01/20		125	120,469
6.25%, 11/01/18		425	447,312
Universal Health Services, Inc.
7.00%, 10/01/18		603	635,411
7.125%, 6/30/16		65	71,663
Valeant Pharmaceuticals International
6.50%, 7/15/16 (a)		698	718,940
6.75%, 6/26/18		248	248,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%, 2/01/19		85	90,100
8.00%, 2/01/18		586	621,160
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	230	351,567
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18	U.S.$	550	594,000

			17,675,192

Energy - 3.4%
Antero Resources Finance Corp.
9.375%, 12/01/17		150	159,000
Atwood Oceanics, Inc.
6.50%, 2/01/20		1,064	1,103,900
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		56	56,420
CHC Helicopter SA
9.25%, 10/15/20		500	512,500
Cie Generale de Geophysique - Veritas
9.50%, 5/15/16		170	177,437
Continental Resources, Inc./OK
8.25%, 10/01/19		115	125,925
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		100	103,000
9.25%, 12/15/17		280	307,300
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		512	547,840
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21 (a)		503	466,532
Milestone Aviation Group Ltd.
8.625%, 12/15/17 (a)		357	369,495
Newfield Exploration Co.
7.125%, 5/15/18		180	186,750
Oil States International, Inc.
6.50%, 6/01/19		150	155,250

		Principal Amount (000)	U.S. $ Value
Pacific Drilling SA
5.375%, 6/01/20 (a)	U.S.$	743	694,705
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)		130	141,375
Pioneer Energy Services Corp.
9.875%, 3/15/18		145	155,513

			5,262,942

Other Industrial - 1.8%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		400	398,000
Brightstar Corp.
9.50%, 12/01/16 (a)		524	539,720
Interline Brands, Inc./NJ
7.50%, 11/15/18		365	383,250
NANA Development Corp.
9.50%, 3/15/19 (a)		831	831,000
Trionista Holdco GmbH
5.00%, 4/30/20 (a)	EUR	412	526,975

			2,678,945

Services - 2.0%
Cerved Technologies SpA
6.375%, 1/15/20 (a)		290	369,929
Corrections Corp. of America
4.125%, 4/01/20 (a)	U.S.$	685	666,162
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		166	174,508
Sabre, Inc.
8.50%, 5/15/19 (a)		498	530,370
Service Corp. International/US
6.75%, 4/01/16 (b)		175	187,906
ServiceMaster Co./TN
7.00%, 8/15/20		397	376,157
West Corp.
7.875%, 1/15/19		300	312,000
8.625%, 10/01/18		350	374,063

			2,991,095

Technology - 5.1%
Amkor Technology, Inc.
6.375%, 10/01/22		125	122,813
7.375%, 5/01/18		200	208,000
Avaya, Inc.
7.00%, 4/01/19 (a)		376	339,340
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		410	445,875
8.50%, 4/01/19		500	537,500
Ceridian Corp.
8.875%, 7/15/19 (a)		372	413,385
CommScope, Inc.
8.25%, 1/15/19 (a)		780	832,650

		Principal Amount (000)	U.S. $ Value
First Data Corp.
6.75%, 11/01/20 (a)	U.S.$	600	613,500
7.375%, 6/15/19 (a)		150	154,875
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)		515	489,250
9.25%, 4/15/18 (a)		150	161,625
GXS Worldwide, Inc.
9.75%, 6/15/15		770	784,437
Iron Mountain, Inc.
8.375%, 8/15/21		550	585,062
NXP BV/NXP Funding LLC
3.75%, 6/01/18 (a)		650	637,000
5.75%, 2/15/21 (a)		200	202,500
Seagate Technology HDD Holdings
6.80%, 10/01/16		370	409,775
Sensata Technologies BV
6.50%, 5/15/19 (a)		750	795,000

			7,732,587

Transportation - Services - 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 1/15/19		700	761,250
Hertz Corp. (The)
4.25%, 4/01/18 (a)		365	355,875
5.875%, 10/15/20		63	64,890
6.25%, 10/15/22		24	25,050
6.75%, 4/15/19		370	391,275
Oshkosh Corp.
8.25%, 3/01/17		300	319,500
8.50%, 3/01/20		700	756,875

			2,674,715

			92,656,139

Financial Institutions - 3.6%
Banking - 0.8%
Ally Financial, Inc.
4.625%, 6/26/15		230	235,757
Series 8
6.75%, 12/01/14		150	157,688
Amsouth Bank/Birmingham AL Series AI
5.20%, 4/01/15		100	103,750
LBG Capital No.2 PLC Series 21
15.00%, 12/21/19	GBP	126	265,229
Servus Luxembourg Holding Sca
7.75%, 6/15/18 (a)	EUR	411	525,616

			1,288,040

Brokerage - 0.3%
E*TRADE Financial Corp.
6.375%, 11/15/19	U.S.$	449	455,735

		Principal Amount (000)	U.S. $ Value
Finance - 1.6%
AerCap Aviation Solutions BV
6.375%, 5/30/17	U.S.$	230	241,500
Air Lease Corp.
6.125%, 4/01/17		430	445,050
CIT Group, Inc.
5.00%, 5/15/17		178	181,782
5.25%, 3/15/18		166	170,565
International Lease Finance Corp.
4.625%, 4/15/21		446	410,320
5.625%, 9/20/13		120	120,840
8.75%, 3/15/17 (c)		112	124,740
8.875%, 9/01/17		260	293,150
SLM Corp.
3.875%, 9/10/15		200	202,011
8.45%, 6/15/18		250	277,500

			2,467,458

Other Finance - 0.9%
Aviation Capital Group Corp.
4.625%, 1/31/18 (a)		126	124,044
7.125%, 10/15/20 (a)		353	384,133
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 1/15/16		150	154,875
8.00%, 1/15/18		615	645,750

			1,308,802

			5,520,035

Utility - 2.7%
Electric - 2.2%
AES Corp./VA
8.00%, 10/15/17		190	213,750
9.75%, 4/15/16		300	345,750
Calpine Corp.
7.25%, 10/15/17 (a)		578	602,565
Series AI
7.25%, 10/15/17		136	141,780
EDP Finance BV
5.50%, 2/18/14 (a)	EUR	100	132,517
6.00%, 2/02/18 (a)	U.S.$	400	412,000
GenOn Americas Generation LLC
8.50%, 10/01/21		130	139,750
GenOn Energy, Inc.
7.875%, 6/15/17		325	345,313
9.50%, 10/15/18		385	427,350
Puget Energy, Inc.
6.50%, 12/15/20		375	420,002
Techem GmbH
6.125%, 10/01/19 (a)	EUR	120	163,617

			3,344,394

		Principal Amount (000)	U.S. $ Value
Natural Gas - 0.5%
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (a)	U.S.$	218	224,540
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		150	160,664
Sabine Pass LNG LP
7.50%, 11/30/16		315	339,019

			724,223

			4,068,617

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Israel Electric Corp., Ltd.
6.70%, 2/10/17 (a)		290	305,950

Total Corporates - Non-Investment Grades (cost $103,721,182)			102,550,741

CORPORATES - INVESTMENT GRADES - 5.5%
Financial Institutions - 2.4%
Banking - 2.2%
Akbank TAS
5.125%, 7/22/15 (a)		300	309,000
BBVA US Senior SAU
4.664%, 10/09/15		315	324,489
Lloyds TSB Bank PLC
11.875%, 12/16/21 (a)	EUR	200	315,097
Macquarie Group Ltd.
7.30%, 8/01/14 (a)	U.S.$	150	158,196
Regions Financial Corp.
5.75%, 6/15/15		235	253,506
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		731	807,901
Sovereign Bank/Wilmington DE
8.75%, 5/30/18		250	302,275
Turkiye Garanti Bankasi AS
4.00%, 9/13/17 (a)		95	92,174
Turkiye Halk Bankasi AS
4.875%, 7/19/17 (a)		400	400,023
Turkiye Vakiflar Bankasi Tao
5.75%, 4/24/17 (a)		300	310,600
Zions Bancorporation
4.50%, 3/27/17		100	105,755

			3,379,016

Insurance - 0.2%
Cloverie PLC for Zurich Insurance Co., Ltd.
12.00%, 7/15/14	EUR	200	288,966

			3,667,982

		Principal Amount (000)	U.S. $ Value
Industrial - 2.4%
Basic - 0.2%
CF Industries, Inc.
6.875%, 5/01/18	U.S.$	125	146,965
Plains Exploration & Production Co.
6.50%, 11/15/20		130	137,827

			284,792

Capital Goods - 0.1%
Mohawk Industries, Inc.
6.375%, 1/15/16		185	204,221

Communications - Media - 0.1%
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		114	114,000

Communications - Telecommunications - 0.5%
Embarq Corp.
7.082%, 6/01/16		120	134,464
Telefonica Emisiones SAU
3.192%, 4/27/18		625	605,380
3.661%, 9/18/17 (a)	EUR	50	66,953

			806,797

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co. LLC
3.875%, 1/15/15	U.S.$	200	206,149

Consumer Cyclical - Other - 0.2%
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (a)		235	249,687

Consumer Cyclical - Retailers - 0.3%
Dollar General Corp.
4.125%, 7/15/17		313	330,147
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16		64	72,701

			402,848

Consumer Non-Cyclical - 0.2%
Mylan, Inc./PA
7.875%, 7/15/20 (a)		280	323,105

Energy - 0.3%
Pioneer Natural Resources Co.
5.875%, 7/15/16		225	250,927
Transocean, Inc.
5.05%, 12/15/16		150	163,114

			414,041

Other Industrial - 0.1%
URS Corp.
4.35%, 4/01/17 (a)		135	137,530

Services - 0.3%
QVC, Inc.
7.375%, 10/15/20 (a)		215	234,532
7.50%, 10/01/19 (a)	U.S.$	200	217,442

			451,974

			3,595,144

		Principal Amount (000)	U.S. $ Value
Utility - 0.6%
Electric - 0.3%
CMS Energy Corp.
6.55%, 7/17/17		160	185,328
Iberdrola International BV
4.50%, 9/21/17	EUR	200	280,337

			465,665

Natural Gas - 0.3%
Gas Natural Capital Markets SA
6.00%, 1/27/20 (a)		200	296,579
Tennessee Gas Pipeline Co. LLC
8.00%, 2/01/16	U.S.$	140	162,172

			458,751

			924,416

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Petrobras International Finance Co. - Pifco
3.50%, 2/06/17		155	154,310

Total Corporates - Investment Grades (cost $8,166,280)			8,341,852

EMERGING MARKETS - CORPORATE BONDS - 5.0%
Industrial - 4.6%
Basic - 1.2%
Indo Energy Finance BV
7.00%, 5/07/18 (a)		265	259,700
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17 (a)		765	786,611
Vedanta Resources PLC
6.00%, 1/31/19 (a)		500	482,891
9.50%, 7/18/18 (a)		265	289,513

			1,818,715

Capital Goods - 0.4%
Cemex Espana Luxembourg
9.875%, 4/30/19 (a)(b)		150	162,000
Cemex Finance LLC
9.50%, 12/14/16 (a)		440	465,300

			627,300

Communications - Media - 0.6%
Columbus International, Inc.
11.50%, 11/20/14 (a)		850	915,875

		Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 0.3%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)	U.S.$	350	398,125

Consumer Cyclical - Other - 0.1%
MCE Finance Ltd.
5.00%, 2/15/21 (a)		200	187,500

Consumer Non-Cyclical - 2.0%
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	240	334,263
JBS Finance II Ltd.
8.25%, 1/29/18 (a)	U.S.$	350	355,250
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		785	737,900
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a)		375	414,375
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		265	239,149
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)		445	440,550
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (a)		625	559,375

			3,080,862

			7,028,377

Financial Institutions - 0.3%
Finance - 0.3%
Sistema JSFC via Sistema International Funding SA
6.95%, 5/17/19 (a)		400	415,402

Utility - 0.1%
Electric - 0.1%
Listrindo Capital BV
6.95%, 2/21/19 (a)		200	204,029

Total Emerging Markets - Corporate Bonds (cost $7,923,290)			7,647,808

BANK LOANS - 3.5%
Industrial - 3.5%
Basic - 0.1%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
5.25%, 10/18/17 (b)		99	98,583
Unifrax Holding Co.
5.25%, 11/01/18 (b)	EUR	75	96,650

			195,233

Capital Goods - 0.1%
Serta Simmons Holdings, LLC
5.00%, 10/01/19 (b)	U.S.$	150	149,475

		Principal Amount (000)	U.S. $ Value
Communications - Media - 0.3%
FoxCo Acquisition Sub, LLC
5.50%, 7/14/17 (b)	U.S.$	298	300,171
LIN Television Corporation
4.00%, 12/21/18 (b)		148	147,629

			447,800

Communications - Telecommunications - 0.1%
Crown Castle Operating Company
3.25%, 1/31/19 (b)		123	121,936

Consumer Cyclical - Automotive - 0.9%
Affinia Group, Inc.
4.75%, 4/25/20 (b)		500	500,000
Exide Technologies
10/09/14 (d)		310	311,547
Navistar, Inc.
5.75%, 8/17/17 (b)		70	70,000
TI Group Automotive Systems, LLC
5.50%, 3/28/19 (b)		145	146,833
Veyance Technologies, Inc.
5.25%, 9/08/17 (b)		299	295,883

			1,324,263

Consumer Cyclical - Entertainment - 0.4%
Alpha Topco Limited (Formula One)
4/30/19 (d)		400	399,100
Station Casinos LLC
5.00%, 3/02/20 (b)		175	174,344

			573,444

Consumer Cyclical - Other - 0.6%
New HB Acquisition, LLC
6.75%, 4/09/20 (b)		240	244,001
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC)
5/14/20 (d)		500	497,500
Wolverine World Wide, Inc.
4.00%, 10/09/19 (b)		117	117,294

			858,795

Consumer Cyclical - Retailers - 0.2%
J.C. Penney Corp., Inc.
6.00%, 5/22/18 (b)		400	400,284

Consumer Non-Cyclical - 0.3%
Emergency Medical Services Corp.
4.00%, 5/25/18 (b)		142	141,476
H.J. Heinz Company
3.50%, 6/05/20 (b)		100	99,886

		Principal Amount (000)	U.S. $ Value
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.25%, 9/30/19 (b)	U.S.$	89	88,337
Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC)
4.25%, 12/05/18 (b)		148	147,678

			477,377

Services - 0.1%
Orbitz Worldwide, Inc.
4.50%, 9/25/17 (b)		117	117,017

Technology - 0.4%
Alcatel-Lucent USA, Inc.
7.25%, 1/30/19 (b)		179	180,519
MMI International Ltd.
11/02/18 (d)		500	485,000

			665,519

Total Bank Loans (cost $5,321,454)			5,331,143

COMMERCIAL MORTGAGE - BACKED SECURITIES - 2.0%
Non-Agency Fixed Rate CMBS - 2.0%
Commercial Mortgage Pass-Through Certificates
Series 2006-C3, Class AJ
5.989%, 6/15/38		365	355,549
Series 2007-C3, Class AM
5.871%, 6/15/39		150	159,317
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		158	165,602
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.822%, 4/10/38		115	111,780
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP8, Class AJ
5.48%, 5/15/45		500	503,947
Series 2007-LDPX, Class AM
5.464%, 1/15/49		122	122,498
Series 2012-CBX, Class E
5.361%, 6/15/45 (a)		100	87,903
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		185	180,716
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		600	558,344
Series 2006-4, Class AJFX
5.147%, 12/12/49 (a)		30	28,978

		Principal Amount (000)	U.S. $ Value
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AJ
5.368%, 11/15/48	U.S.$	831	725,522

Total Commercial Mortgage-Backed Securities (cost $3,036,662)			3,000,156

GOVERNMENTS - TREASURIES - 1.5%
United States - 1.5%
U.S. Treasury Notes 1.625%, 11/15/22 (e) (cost $2,317,062)		2,462	2,298,690

QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
Azerbaijan - 0.4%
State Oil Co. of the Azerbaijan Republic
5.45%, 2/09/17 (a)		615	631,912

Hungary - 0.3%
Magyar Export-Import Bank RT
5.50%, 2/12/18 (a)		435	413,481

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
11.75%, 1/23/15 (a)		225	254,813

Ukraine - 0.1%
National JSC Naftogaz of Ukraine
9.50%, 9/30/14		100	99,750

United Arab Emirates - 0.2%
Dubai Electricity & Water Authority
6.375%, 10/21/16 (a)		300	327,750

Total Quasi-Sovereigns (cost $1,748,733)			1,727,706

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Croatia - 0.3%
Croatia Government International Bond
6.25%, 4/27/17 (a)		465	485,088

Hungary - 0.2%
Hungary Government International Bond
4.125%, 2/19/18		400	389,839

Lithuania - 0.1%
Lithuania Government International Bond
6.75%, 1/15/15 (a)		100	106,560

Total Governments - Sovereign Bonds (cost $979,650)			981,487

EMERGING MARKETS - SOVEREIGNS - 0.5%
Serbia - 0.4%
Republic of Serbia
4.875%, 2/25/20 (a)		591	553,157

		Principal Amount (000)	U.S. $ Value
Sri Lanka – 0.1%
Sri Lanka
7.40%, 1/22/15 (a)	U.S.$	160	168,800

Total Emerging Markets - Sovereigns (cost $753,107)			721,957

COVERED BONDS - 0.4%
Banco de Sabadell SA
3.625%, 2/16/15	EUR	100	133,020
Bankinter SA
3.875%, 10/30/15		50	66,894
CaixaBank
5.125%, 4/27/16		150	208,632
Kutxabank SA
5.125%, 4/08/15		100	136,886

Total Covered Bonds (cost $523,681)			545,432

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15	U.S.$	13	12,480
2.375%, 5/25/16		112	107,240

			119,720

United Arab Emirates - 0.1%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	100	147,532

Total Governments - Sovereign Agencies (cost $270,758)			267,252

		Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
US Bancorp/MN
6.50%		3,000	84,300
Zions Bancorporation
9.50%		4,000	101,600

			185,900

REITS - 0.0%
Health Care REIT, Inc.
6.50%		925	23,532

			209,432

Industrial - 0.0%
Basic - 0.0%
ArcelorMittal
6.00%		1,100	20,647

Total Preferred Stocks (cost $226,385)			230,079

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust
Expiration: Aug 2013, Exercise Price: $156.00 (f)(g)	201	46,130
SPDR S&P 500 ETF Trust
Expiration: Sep 2013, Exercise Price: $149.00 (f)(g)	137	28,222
SPDR S&P 500 ETF Trust
Expiration: Sep 2013, Exercise Price: $147.00 (f)(g)	240	41,760

Total Options Purchased - Puts (premiums paid $148,724)		116,112

	Shares
SHORT-TERM INVESTMENTS - 11.1%
Investment Companies - 11.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (h) (cost $16,847,239)	16,847,239	16,847,239

Total Investments - 99.0% (cost $151,984,208) (i)		150,607,654
Other assets less liabilities - 1.0% (j)		1,596,962

Net Assets - 100.0%		$152,204,616

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	62	September 2013	$13,651,716	$13,640,000	$(11,716)
U.S. T-Note 5 Yr Futures	105	September 2013	12,875,791	12,709,922	(165,869)

					$(177,585)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	727	AUD	784	7/25/13	$(11,467)
Credit Suisse International	EUR	8,418	USD	11,030	8/07/13	71,393
Goldman Sachs Capital Markets LP	GBP	1,793	USD	2,764	8/07/13	37,855
Royal Bank of Scotland PLC	AUD	615	USD	582	7/25/13	20,394
State Street Bank & Trust Co.	JPY	550	USD	5	7/19/13	(99)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	AUD	174	USD	165	7/25/13	$6,611

						$124,687

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 20 5 Year Index	Bank of America, NA	Sell	101.00	8/21/13	$3,800	$53,200	$(47,431)
CDX-NAHY Series 20 5 Year Index	Barclays Bank PLC	Sell	96.00	9/18/13	2,400	10,200	(15,730)
CDX-NAHY Series 20 5 Year Index	Barclays Bank PLC	Sell	96.00	9/18/13	2,400	10,080	(15,730)
CDX-NAHY Series 20 5 Year Index	JPMorgan Chase Bank, NA	Sell	100.00	9/18/13	1,400	28,000	(19,962)
CDX-NAHY Series 20 5 Year Index	JPMorgan Chase Bank, NA	Sell	100.00	9/18/13	1,400	26,880	(19,962)

						$128,360	$(118,815)

CENTRALLY CLEARED SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC	$4,050	4/19/15	0.369%	3 Month LIBOR	$6,953
Morgan Stanley & Co., LLC	1,850	5/01/15	0.348%	3 Month LIBOR	4,287
Morgan Stanley & Co., LLC	730	4/19/18	0.864%	3 Month LIBOR	20,736
Morgan Stanley & Co., LLC	1,000	5/01/18	0.829%	3 Month LIBOR	31,083

					$63,059

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,560	1/22/15	0.401%	3 Month LIBOR	$(1,147)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	8,120	10/29/14	0.410%	3 Month LIBOR	$(2,842)
Credit Suisse International	1,020	12/7/14	0.361%	3 Month LIBOR	722
Credit Suisse International	1,600	1/31/15	0.435%	3 Month LIBOR	(2,082)
Credit Suisse International	1,800	3/08/15	0.381%	3 Month LIBOR	300
Credit Suisse International	11,250	4/08/18	0.925%	3 Month LIBOR	276,308

					$271,259

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-EM Series 17 5 Year Index, 6/20/17*	(5.00)%	3.04%	$900	$(64,645)	$(83,381)	$18,736
CDX-NAHY Series 20 5 Year Index, 6/20/18*	(5.00)	4.35	2,700	(76,688)	(79,668)	2,980
CDX-NAIG Series 18 5 Year Index, 6/20/17*	(1.00)	0.66	2,000	(26,824)	(4,731)	(22,093)
Barclays Bank PLC
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 3/20/17*	(5.00)	4.78	60	(210)	4,323	(4,533)
Morgan Stanley Capital Services LLC:
CDX-EM Series 17 5 Year Index, 6/20/17*	(5.00)	3.04	1,000	(71,828)	(98,331)	26,503
CDX-NAHY Series 20 5 Year Index, 6/20/18*	(5.00)	4.35	1,210	(34,367)	(36,785)	2,418
CDX-NAIG Series 17 5 Year Index, 12/20/16*	(1.00)	0.58	1,000	(14,876)	8,795	(23,671)
Sale Contracts
Bank of America, NA:
CDX-NAHY Series 14 5 Year Index, 6/20/15*	5.00	1.74	1,799	115,134	9,030	106,104

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 19 5 Year Index 12/20/17*	1.00%	3.79%	$236	$(27,850)	$(37,391)	$9,541
CDX-NAIG Series 19 5 Year Index 12/20/17*	1.00	3.79	118	(13,925)	(18,654)	4,729
The Goodyear Tire & Rubber Co.
7.00%, 3/15/28, 6/20/17*	5.00	3.22	140	8,828	(9,307)	18,135
Barclays Bank PLC:
Amkor Technology, Inc.,
7.375%, 5/01/18, 6/20/18*	5.00	4.92	300	744	(8,517)	9,261
Amkor Technology, Inc.,
7.375%, 5/01/18, 6/20/18*	5.00	4.92	170	422	2,787	(2,365)
Amkor Technology, Inc.,
7.375%, 5/01/18, 6/20/18*	5.00	4.92	190	471	3,114	(2,643)
Community Health Systems, Inc.,
8.875%, 7/15/15, 6/20/17*	5.00	2.59	150	13,325	(7,621)	20,946
Health Management Associates, Inc.,
6.125%, 4/15/16, 6/20/17*	5.00	2.10	180	19,680	(858)	20,538
Levi Strauss & Co.,
7.625%, 5/15/20, 12/20/17*	5.00	2.81	150	13,583	274	13,309
M.D.C. Holdings, Inc.,
5.625%, 2/01/20, 6/20/17*	1.00	1.42	180	(3,086)	(7,447)	4,361
MGM Resorts International,
7.625%, 1/15/17, 6/20/17*	5.00	2.98	180	13,220	(12,670)	25,890
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	3.96	35	1,576	2,247	(671)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NXP BV,
2.945%, 10/15/13, 3/20/18*	5.00%	3.21%	EUR	50	$4,961	$3,255	$1,706
Virgin Media Finance PLC,
9.50%, 8/15/16, 6/20/17*	5.00	3.55		$200	10,453	4,604	5,849
Virgin Media Finance PLC,
9.50%, 8/15/16, 6/20/17*	5.00	3.55		140	7,317	1,594	5,723
Citibank, NA:
Levi Strauss & Co.,
8.875%, 4/01/16, 6/20/17*	5.00	2.37		160	15,684	(5,005)	20,689
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	3.96		47	2,116	3,104	(988)
Owens-Brockway Glass Container Inc.,
7.375%, 5/15/16, 6/20/18*	5.00	2.66		400	42,764	48,958	(6,194)
Sanmina-SCI Corp.,
0.00%, 9/12/20, 6/20/18*	5.00	3.66		300	17,717	(1,065)	18,782
SLM Corp.,
6.25%, 1/25/16, 6/20/17*	5.00	2.90		70	5,442	(993)	6,435
The Goodyear Tire & Rubber Co.,
7.00%, 3/15/28, 6/20/18*	5.00	4.28		290	8,894	(2,057)	10,951
Windstream Corp.,
7.875%, 11/01/17, 6/20/18*	5.00	4.05		410	16,783	10,956	5,827
Credit Suisse International:
American Axle & Manufacturing, Inc.,
7.875%, 3/01/17, 06/20/18*	5.00	3.46		480	32,722	9,451	23,271

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00%	3.96%		$18	$811	$1,238	$(427)
The Goodyear Tire & Rubber Co.,
7.00%, 3/15/28, 6/20/18*	5.00	4.28		210	6,440	1,965	4,475
Deutsche Bank AG:
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	3.79		118	(13,929)	(20,215)	6,286
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc.,
7.875%, 3/01/17, 06/20/18*	5.00	3.46		348	23,724	4,967	18,757
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	3.79		236	(27,849)	(40,656)	12,807
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	3.79		118	(13,925)	(18,959)	5,034
HCA, Inc.,
8.00%, 10/01/18, 9/20/17*	5.00	2.74		250	22,808	6,645	16,163
Goldman Sachs International:
Community Health Systems, Inc.,
8.00%, 11/15/19, 6/20/18*	5.00	3.45		300	20,720	21,625	(905)
Community Health Systems, Inc.,
8.875%, 7/15/15, 9/20/16*	5.00	1.93		130	12,727	168	12,559
Health Management Associates, Inc.,
6.125%, 4/15/16, 6/20/18*	5.00	2.77		390	39,632	29,009	10,623
iTraxx-XOVER Series 19 5 Year Index, 6/20/18*	5.00	4.77	EUR	900	12,849	22,658	(9,809)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA:
Community Health Systems, Inc.,
8.875%, 7/15/15, 12/20/16*	5.00%	2.13%		$100	$9,482	$(7,071)	$16,553
Levi Strauss & Co.,
8.875%, 4/01/16, 12/20/16*	5.00	1.92		150	15,351	(5,701)	21,052
M.D.C. Holdings, Inc.,
5.625%, 2/01/20, 12/20/16*	5.00	1.20		150	19,459	6,467	12,992
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	3.96		450	20,263	8,257	12,006
Morgan Stanley Capital Services LLC:
CDX-NAIG Series 17 5 Year Index, 12/20/16*	1.00	0.58		150	2,231	199	2,032
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	3.79		118	(13,925)	(19,038)	5,113
Chesapeake Energy Corp.,
6.625%, 8/15/20, 6/20/18*	5.00	3.42		610	42,727	43,887	(1,160)
NXP BV,
2.961%, 10/15/13, 6/20/17*	5.00	2.65	EUR	110	12,504	(5,631)	18,135
Sanmina-SCI Corp.,
8.125%, 3/01/16, 12/20/16*	5.00	2.04		150	14,710	(11,513)	26,223
UBS AG:
Health Management Associates, Inc.,
6.125%, 4/15/16, 6/20/17*	5.00	2.10		160	17,493	(2,763)	20,256
Levi Strauss & Co.,
8.875%, 4/01/16, 6/20/17*	5.00	2.37		40	3,921	(1,914)	5,835
SLM Corp.,
6.25%, 1/25/16, 6/20/17*	5.00	2.96		120	9,060	(2,438)	11,498

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
The Goodyear Tire & Rubber Co.,
7.00%, 3/15/28, 6/20/17*	5.00%	3.22%	$130	$8,198	$(8,759)	$16,957

				$263,019	$(299,562)	$562,581

UNFUNDED LOAN COMMITMENT

As of June 30, 2013, the Fund had the following unfunded loan commitment of $181,363, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Cost			Value
Exide Technologies, Inc.
LIBOR +X.XX% 10/09/14	$181,363	$	– 0	–	$(4,974)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $57,704,924 or 37.9% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2013.
(c)	Variable rate coupon, rate shown as of June 30, 2013.
(d)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2013, the market value and unrealized loss of these unsettled loan purchases amounted to $1,869,537 and $7,344, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $252,983.
(f)	Non-income producing security.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,295,845 and gross unrealized depreciation of investments was $(2,673,732), resulting in net unrealized depreciation of $(1,377,887).
(j)	An amount of U.S. $354,688 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
JSFC	-	Joint Stock Financial Corporation
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Limited Duration High Income Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1		Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grades	$248,000		$100,535,106	$1,767,635		$102,550,741
Corporates - Investment Grades	– 0	–	8,341,852	– 0	–	8,341,852

Emerging Markets - Corporate Bonds	– 0	–	7,647,808		– 0	–	7,647,808
Bank Loans	311,547		– 0	–	5,019,596		5,331,143
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	3,000,156		3,000,156
Governments - Treasuries	– 0	–	2,298,690		– 0	–	2,298,690
Quasi-Sovereigns	– 0	–	1,727,706		– 0	–	1,727,706
Governments - Sovereign Bonds	– 0	–	981,487		– 0	–	981,487
Emerging Markets - Sovereigns	– 0	–	721,957		– 0	–	721,957
Covered Bonds	– 0	–	545,432		– 0	–	545,432
Governments - Sovereign Agencies	– 0	–	267,252		– 0	–	267,252
Preferred Stocks	230,079		– 0	–	– 0	–	230,079
Options Purchased - Puts	– 0	–	116,112		– 0	–	116,112
Short-Term Investments	16,847,239		– 0	–	– 0	–	16,847,239

Total Investments in Securities	17,636,865		123,183,402		9,787,387		150,607,654
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	136,253		– 0	–	136,253
Centrally Cleared Swaps	– 0	–	63,059		– 0	–	63,059
Interest Rate Swaps	– 0	–	277,330		– 0	–	277,330
Credit Default Swaps	– 0	–	638,040		– 0	–	638,040
Liabilities:					– 0	–
Futures	(177,585)		– 0	–	– 0	–	(177,585)
Forward Currency Exchange Contracts	– 0	–	(11,566)		– 0	–	(11,566)
Credit Default Swaptions Written	– 0	–	(118,815)		– 0	–	(118,815)
Interest Rate Swaps	– 0	–	(6,071)		– 0	–	(6,071)
Credit Default Swaps	– 0	–	(75,459)		– 0	–	(75,459)
Unfunded Loan Commitment	(4,974)		(75,459)		– 0	–	(4,974)

Total^	$17,454,306		$124,086,173		$9,787,387		$151,327,866

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades		Bank Loans		Commercial Mortgage-Backed Securities
Balance as of 9/30/12	$438,600		$2,833,333		$1,448,759
Accrued discounts/(premiums)	(218)		3,524		3,519
Realized gain (loss)	– 0	–	20,739		149,615
Change in unrealized appreciation/depreciation	(33,900)		(38,652)		(110,363)
Purchases	1,791,433		4,700,224		2,669,261
Sales	(428,280)		(2,499,572)		(1,419,383)
Transfers in to Level 3	– 0	–	– 0	–	258,748
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/13+	$1,767,635		$5,019,596		$3,000,156

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(23,544)		$961		$(57,288)

	Total
Balance as of 9/30/12	$4,720,692
Accrued discounts/(premiums)	6,825
Realized gain (loss)	170,354
Change in unrealized appreciation/depreciation	(182,915)
Purchases	9,160,918
Sales	(4,347,235)
Transfers in to Level 3	258,748
Transfers out of Level 3	– 0	–

Balance as of 6/30/13	$9,787,387

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(79,871)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grades	$1,767,635	Third Party Vendor	Evaluated Quotes	$95.50 - $103.50/
				$99.19
Bank Loans	5,019,596	Third Party Vendor	Vendor Quotes	$97.00 - $129.51/
				$100.28
Commercial Mortgage-Backed Securities	3,000,156	Third Party Vendor	Evaluated Quotes	$87.30 - $106.21/
				$95.45

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2013